Other Non-current Assets (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Other Non-Current Assets [Abstract]
Payments of infrastructure	$ 5,400	¥ 38.9
Amortization, term	3 years	3 years
Amortization expense	$ 447